Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares
9.	Convertible Preferred Shares

Upon the closing of the IPO in February 2019, all shares of the Company’s outstanding Series A preferred shares automatically converted into 91,600,398 ordinary shares. At December 31, 2020 and 2019, the Company has no Series A convertible preferred shares authorized or outstanding.